Investment Strategy - Defiance Fusion ETF	Nov. 12, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund uses a “passive management” (or indexing) approach to track the total return performance, before fees and expenses, of the Index.
BITA Global Fusion Energy Index
The Index tracks the performance of publicly listed U.S. and non-U.S. companies enabling the commercialization of controlled nuclear fusion energy, spanning magnetic and inertial confinement approaches. Fusion energy is an emerging form of power generation that seeks to produce electricity by combining light atomic nuclei at extremely high temperatures, which releases energy that can be converted into electrical power; developing and commercializing fusion energy therefore requires not only companies designing fusion reactors, but also businesses supplying advanced nuclear and fuel-cycle capabilities, superconducting magnets, specialized materials, industrial components, infrastructure, financing, and other fusion-related services. The Index includes companies involved in fusion fuels, isotopes, fusion manufacturing equipment, fusion development, and engineering as well as diagnostics and simulation software. Eligible constituents must demonstrate significant exposure to one or more of the following sub-themes:
Fusion Fuels, Isotopes & Strategic Materials: Upstream feedstock, fuel isotopes, and specialist metallurgy supplied to fusion at fusion-specific grade or isotopic composition.
Superconductors, Magnets & Cryogenic Systems: The magnet chain from superconducting conductor through finished coil to the cryogenic plant that keeps it cold.
Plasma Heating, Current Drive & Inertial Confinement Drivers: The systems that deliver energy into the fuel, across both magnetic and inertial confinement approaches.
Vacuum, Vessel & Structural Systems: The vacuum boundary of a fusion device and the fabricated structure that supports and shields it.
Plasma-Facing Components, Breeding Blankets & Tritium Fuel Cycle: The components exposed to the plasma and neutron flux, together with the closed tritium fuel loop.
Fusion Manufacturing Equipment & Precision Fabrication: The production equipment and contract manufacturing capacity used to make fusion components.
Diagnostics, Control Systems & Simulation Software: Measuring the plasma, controlling it in real time, and modelling the machine that contains it.
Testing, Irradiation & Qualification Services: Paid services that prove fusion components and materials perform as designed.
Plant Systems, Power Conversion & Nuclear Infrastructure: Everything outside the machine boundary that a fusion plant needs in order to be built and operated.
Fusion Device Development & Systems Integration: Developing complete fusion energy systems, and integrating or prime-contracting the machines themselves.
Fusion-Enabled Applications & Neutron Services: Commercial products and services monetizing the output of a fusion process rather than its hardware.
Fusion Engineering, Regulatory & Lifecycle Services: Professional and lifecycle fusion services that monetize without producing a physical component.
To provide an objective measure of the level of exposure of a company to a sub-theme, BITA GmbH, the Fund’s index provider (“Index Provider”), applies two proprietary scoring systems to determine (i) a company’s revenue-based exposure (the “BITA Thematic Exposure Score”) and (ii) a company’s relevance to the segments listed above (the “BITA Thematic Relevance Score”).
•The BITA Thematic Exposure Score is determined through an in-depth analysis of a company’s business footprint via the collection of publicly available data provided by the company in regulatory filings (such as annual reports, 10-Ks, 10-Qs, 20-Fs, 8-Ks), quarterly earnings reports, investor presentations, official earnings conference call transcripts, as well as credible news sources. The BITA Thematic Exposure Score is a percentage equivalent to the sum of revenue derived by the company from each relevant sub-theme, as determined by the Index Provider, divided by the company’s total revenue.
•The BITA Thematic Relevance Score measures a company’s structural importance and substantive connection to a sub-theme, evaluated independently of its revenue exposure metrics. The overall BITA Thematic Relevance Score is calculated as the average of four sub-category scores expressed on a 0-10 scale. Each sub-category’s score is also calculated on a 0-10 scale using the following methodologies: (i) value chain positioning score (evaluates value-chain breadth, stage-level market share, and integration), (ii) capital investment & commitment score (evaluates theme-relevant capital expense intensity, growth trajectory, and forward capacity commitments), (iii) technology & intellectual property score (evaluates patent counts, segment research & development (“R&D”) intensity, and critical technology classifications), and (iv) infrastructure & market structure control score (measures the degree of control a company holds over infrastructure, platforms, or standards that other theme participants depend on). Each sub-score is calculated using rules-based, objective criteria and, if applicable, percentile rankings across deciles within the eligible universe of Index constituents. Multiple primary data sources are used to calculate a company’s BITA Thematic Relevance Score including: company financial statements and regulatory filings (capital expenditure, R&D expenditure, segment revenue); recognized commercial patent databases (patent counts and classifications); recognized third-party industry data providers (market share, value-chain classification); and company disclosures, press releases, and regulatory filings (infrastructure ownership, standards participation, exclusivity arrangements). Where a required input is not available or not disclosed for a given company, the corresponding sub-score component is treated as unscored for that company rather than assumed to be zero.
To be eligible for inclusion in the Index, a company must either (1) derive at least 50% of its total revenue from at least one of the products, services and activities of the sub-themes listed above; or (2) achieve a minimum Composite Thematic Score. The Composite Thematic Score is calculated as the equal-weighted average of (i) a company’s BITA Thematic Exposure Score and (ii) a company’s BITA Thematic Relevance Score divided by 10. Each sub-score is expressed as a decimal from 0.00 to 1.00. A company with a Composite Thematic Score greater than or equal to 0.30 is eligible for inclusion in the Index. Companies that meet either of these sub-theme-related requirements are classified as Fusion Companies for purposes of the Fund’s 80% investment policy.
Each eligible Index constituent must also (i) be listed on one of the following exchanges: Australian Stock Exchange, Vienna Stock Exchange, Euronext Brussels, Canadian Securities Exchange, Toronto Stock Exchange, TSX Venture Exchange, Nasdaq Copenhagen, Nasdaq Helsinki, Euronext Paris Exchange, Deutsche Börse, Euronext Irish Stock Exchange, Tel-Aviv Stock Exchange, Borsa Italiana, Tokyo Stock Exchange, Euronext Amsterdam Stock Exchange, New Zealand Stock Exchange, Euronext Oslo Børs, Euronext Lisbon, Singapore Exchange, Korea Exchange, Bolsas y Mercados Espanoles, Nasdaq Stockholm, SIX Swiss Exchange, Taiwan Stock Exchange, London Stock Exchange, Nasdaq, or New York Stock Exchange, (ii) have a market capitalization of at least $100 million; (iii) have a free-float percentage of at least 10%; and (iv) have a 3-month average daily traded value of at least $1 million.
The Index is reconstituted and rebalanced quarterly after the close of business on the second Friday of January, April, July, and October (each, a “Effective Date”) each year based on data as of the close of business ten business days prior to the scheduled Effective Date (the “Determination Date”). However, between quarterly rebalances, the Index Provider may, in accordance with the Index methodology, (i) add immediately, as Index constituents, initial public offerings (“IPOs”) or companies pivoting to activities related to an Index segment with a proven thematic exposure higher than the minimum requirement; and/or (ii) substitute an Index constituent or perform an extraordinary adjustment to the Index upon the occurrence of an extraordinary event as deemed by the Index Provider (e.g., a company files a shareholder report with the SEC that reflects at least 50% of the company’s total revenue from at least one of the sub-themes listed above). In such cases, the Index Provider will announce the extraordinary Index adjustment with a notice period of at least two trading days (with respect to the affected constituent) and proceed to its implementation after the close of business on the effective date specified in the announcement.
The Index is composed of 15 constituents. At each Determination Date, the top 15 companies ranked by their Composite Thematic Score are included in the Index. As of October 9, 2026, the Index had significant exposure to companies domiciled in the United States and Japan. The Index’s geographic exposure may change significantly with each reconstitution or based on market movements in between reconstitutions.
At the time of each rebalance and reconstitution of the Index, each constituent is weighted by its Composite Thematic Score, cannot exceed 15% of the total Index weight, and a 0.5% minimum weight is applied to all constituents. Additionally, the weight of each Index constituent may rise and/or fall between Index rebalance dates.
The Index was established in 2026 and is owned by the Index Provider. The Fund’s Index Provider is not affiliated with the Fund’s adviser, sub-adviser, administrator, or distributor.
The Fund’s Investment Strategy
Under normal circumstances, at least 80% of the Fund’s net assets (plus borrowings for investment purposes) will be invested in securities of, and in derivative instruments that provide investment exposure to, Fusion Companies. The Fund’s investments in Fusion Companies will primarily consist of equity securities (domestic and foreign) but may include total return swap agreements that provide exposure to the Index. For purposes of this 80% policy, securities of Fusion Companies may be publicly traded or privately issued. The Fund may invest in privately issued securities directly or indirectly by investing in special purpose vehicles (“SPVs”) that hold the securities of a single private Fusion Company.
The Fund will generally use a “replication” strategy to achieve its primary investment objective, meaning the Fund will generally invest in all of the component securities of the Index in the same approximate proportions as in the Index. However, the Fund may use a “representative sampling” strategy, meaning it may invest in a sample of the securities in the Index whose risk, return, and other characteristics closely resemble the risk, return, and other characteristics of the Index as a whole, when the Fund’s sub-adviser believes it is in the best interests of the Fund (e.g., when replicating the Index involves practical difficulties or substantial costs, an Index constituent becomes temporarily illiquid, unavailable, or less liquid, or as a result of legal restrictions or limitations that apply to the Fund but not to the Index).
The Fund generally may invest in securities or other investments not included in the Index, but which the Fund’s sub-adviser believes will help the Fund track the Index. For example, the Fund may invest in securities that are not components of the Index to reflect various corporate actions and other changes to the Index (such as reconstitutions, additions, and deletions).
In addition, the Fund may invest up to 15% of its net assets in privately issued securities of Fusion Companies, held either directly or through interests in single-asset SPVs sponsored by unaffiliated third parties. The Adviser does not currently expect the Fund’s aggregate investment in privately issued securities to exceed, at the time of purchase, approximately 5% of the Fund’s net assets, with 15% representing an outside limit rather than a target allocation (the “Private Sleeve”). Privately issued securities held by the Fund will generally be selected by the Adviser, in its discretion, from among Fusion Companies that, in the Adviser’s reasonable judgment at the time of acquisition, would have qualified for inclusion in the Index except that their securities are not publicly listed. The Fund may obtain exposure to privately issued securities, including late-stage venture capital or pre-IPO companies, by investing indirectly through an SPV. An SPV pools capital to invest in a private company and serves as the shareholder of record with respect to the ownership of those privately issued securities, and the Fund may purchase equity interests in the SPV. SPVs are typically structured as limited liability companies or limited partnerships and overseen by a manager or general partner, respectively. The Fund may invest in an SPV as a member of limited partner, respectively. SPVs are subject to fees and expenses, including management fees, one-time upfront access fees, and carried interest. An SPV’s governing documents describe these fees as well as the sequence of capital distributions and any limitations on control, voting and transfers of ownership. The structure and terms of an SPV depend on the underlying private company, the SPV sponsor, and the type of transaction (e.g., a primary financing, a secondary sale, or a tender offer approved by the company). Each private company transaction is privately negotiated and terms can vary. Where the Fund invests through an SPV, the SPV interest will be acquired only where the Fund is able to participate as a passive investor and where the SPV’s governing documents are negotiated to provide for the orderly distribution of the underlying securities upon a qualifying liquidity event (such as an IPO of the underlying issuer). Such investments will be valued at fair value in accordance with the Fund’s valuation policies and procedures and are expected to be treated as illiquid investments under Rule 22e-4 under the Investment Company Act of 1940, as amended (the “1940 Act”). The SPVs in which the Fund may invest are expected to hold common or preferred stock of the underlying private company acquired in a primary financing or company-approved secondary transaction. The Fund does not currently expect to obtain synthetic exposure to private companies through forward contracts, swaps, or other derivative instruments. There is no guarantee that the Adviser will have access to or invest, directly or indirectly, in privately issued securities.
The Fund may invest in: (i) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (ii) money market funds; and/or (iii) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or determined by the Defiance ETFs, LLC (the “Adviser”) or sub-adviser to be of comparable quality (collectively, “Collateral”). Such Collateral is designed to provide liquidity, serve as margin or otherwise collateralize the Fund’s derivatives positions.
The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Index concentrates (i.e., invests more than 25% of its net assets) in the securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index. As of October 9, 2026, the Index was concentrated in the electrical equipment industry within the industrials sector.
The Fund may also engage in securities lending as part of the Fund’s principal investment strategy.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, at least 80% of the Fund’s net assets (plus borrowings for investment purposes) will be invested in securities of, and in derivative instruments that provide investment exposure to, Fusion Companies.
Strategy Portfolio Concentration [Text]	To the extent the Index concentrates (i.e., invests more than 25% of its net assets) in the securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index.